Short-term bank loans	12 Months Ended
Dec. 31, 2021
Loans Payable [Member]
Short-term Debt [Line Items]
Short-term bank loans

Note 12 – Short-term Bank Loans

The Company’s short-term bank loans consist of the following:

	December 31,	December 31,
	2021	2020
Loan payable to Bank of China Lishui Branch	$2,679,852	$2,958,690
Loan payable to Shanghai Pudong Development (“SPD”) Bank Lishui Branch	2,039,700	2,606,100
Total	$4,719,552	$5,564,790

On July 2, 2021, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow approximately $2,679,852 (RMB 17,080,000) for six months with fixed annual interest rate of 4.65%. The purpose of the loan was for purchasing bamboo charcoal materials. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $4.1 million (RMB25,960,000). The loan was also guaranteed by two related parties, Lishui Jiuanju Commercial Trade Co., Ltd. (“LJC”), and Forasen Group Co., Ltd., one unrelated third party, Zhejiang Meifeng Tea Industry Co., Ltd., and other three related individuals, Zhengyu Wang, Chairman of the Board and previous CEO of the Company, his wife, Yefang Zhang, and his relative, Aihong Wang. The loan was renewed for one year from December 22, 2021 with fixed annual interest rate of 4.5%.

On April 7, 2021, Tantech Bamboo entered into a short-term loan agreement with SPD Bank (Lishui Branch) to borrow $ 2,510,400 (RMB 16 million) for one year with fixed annual interest rate of 5.65%. The purpose of the loan was to fund working capital needs. The loan was guaranteed by three related parties, Zhengyu Wang and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang. The loan was also collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.6 million (RMB29,250,000). The Company repaid $470,700 (RMB 3.0 million) as required during years ended December 31, 2021. The company further repaid $ 156,900 (RMB 1 million) subsequently. And the remaining loan was subsequently renewed for another year with new maturity date of March 30, 2023, at a fixed annual interest rate of 3.90%. The renewed loan was guaranteed by one more unrelated third party, Lishui Zhongyun Mitai Industrial Co., Ltd.

As of December 31, 2021, total bank loans payable amounted to $4,719,552.

On July 9, 2020, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,958,690 (RMB 19,300,000) for one year with fixed annual interest rate of 4.85%. The purpose of the loan was for purchasing bamboo charcoal materials. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $4.0 million (RMB25,960,000). The loan was also guaranteed by two related parties, Lishui Jiuanju Commercial Trade Co., Ltd. (“LJC”), and Forasen Group Co., Ltd., one unrelated third party, Zhejiang Meifeng Tea Industry Co., Ltd., and other three related individuals, Zhengyu Wang, Chairman of the Board and previous CEO of the Company, his wife, Yefang Zhang, and his relative, Aihong Wang. The loan was fully repaid upon its maturity in July 2021.

On April 27, 2020, Tantech Bamboo entered into a short-term loan agreement with SPD Bank (Lishui Branch) to borrow $2,912,700 (RMB 19 million) for one year with fixed annual interest rate of 4.785%. The purpose of the loan was to fund working capital needs. The loan was guaranteed by three related parties, Zhengyu Wang and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang. The loan was also collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.5 million (RMB29,250,000). The Company repaid $306,600 (RMB 2 million) as required in fiscal year 2020. The loan was fully repaid upon its maturity by April 2021.

On January 6, 2020, Tantech Bamboo entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $2,725,674 (RMB 17.78 million) for six months with annual interest rate of 5.88%. The purpose of the loan was to fund working capital needs. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $4.0 million (RMB25,960,000). The loan was also guaranteed by three related parties, Zhengyu Wang, Chairman of the Board and previous CEO of the Company and his wife, Yefang Zhang and LJC, a related party, the president of which was also the present CEO and previous COO of the Company. The Company repaid the loan upon maturity.

Note 12 – Short-term Bank Loans (continued)

On January 6, 2020, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow $1,533,000 (RMB 10 million) for six months with annual interest rate of 4%. The purpose of the loan was for working capital needs. The loan was guaranteed by Tantech Bamboo, two individual related parties, Zhengyu Wang and Yefang Zhang and an unrelated third party, Zhejiang Meifeng Tea Industry Co., Ltd. The loan was also collateralized by two properties owned by Zhengyu Wang and Yefang Zhang and building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $1.5 million (RMB 10 million). The Company repaid the loan upon maturity.

As of December 31, 2020, total bank loans payable amounted $ 5,564,790.

For the years ended December 31, 2021, 2020 and 2019, the interest expense related to bank loans was $265,248, $300,125 and $421,646, respectively.